Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation Expense from All Stock Options Granted Charged to Consolidated Statements of Operations

The share-based compensation expense from all stock options granted that has been charged to our consolidated statements of operations and comprehensive loss in those periods was as follows (in thousands):

	Years ended December 31,
	2016	2015	2014
Selling, general and administrative expense	$1,749	$2,077	$1,607
Research and development expense	894	598	425
Share-based compensation expense	$2,643	$2,675	$2,032

Summary of Option Activity

The following table summarizes our stock option activity for the year ended December 31, 2016:

	Shares Underlying Option Awards	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Years	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2016	22,902,727	$0.80
Granted	8,151,263	$0.42
Exercised	—	$—
Expired/cancelled/forfeited	(8,988,888)	$0.79
Outstanding at December 31, 2016	22,065,102	$0.66	6.00	$—

Options exercisable at December 31, 2016	13,865,407	$0.75	4.90	$—

Vested and expected to vest at December 31, 2016	21,334,167	$0.67	5.83	$—

Black-Scholes Option-Valuation Model and the Calculation of Share-based Compensation for Option Grants to Employees and Non-Employee Directors

The assumptions used in the Black-Scholes option-valuation model and the calculation of share-based compensation for option grants to employees and non-employee directors during the years ended December 31, 2016, 2015 and 2014 are as follows:

	Years ended December 31,
	2016	2015	2014
Risk-free interest rate	1.1 - 1.9%	1.6 - 1.9%	1.9 - 2.1%
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	81 - 82%	78 - 99%	104 - 112%
Expected term	5.3 - 6.0 years	5.3 - 6.2 years	5.4 - 6.2 years
Forfeiture rate	11%	7%	9%